UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2000

Check here if Amendment  [    ];  Amendment Number:
       This Amendment  (Check only one.):   [    ]  is a restatement.
                                            [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Forum Investment Advisors, LLC
Address:              Two Portland Square
                      Portland, Maine  04101


Form 13F File Number:          28-05247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Nanette K. Chern
Title:                Chief Compliance Officer
Phone:                (207) 879-1900

Signature, Place, and Date of Signing:

   /s/ Nanette K. Chern              Portland, ME               August 14, 2000
---------------------------  --------------------------     -------------------
       [Signature]                  [City, State]                    [Date]

Report Type (Check only one):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                          2

Form 13F Information Table Entry Total                     143

Form 13F Information Table Value Total                   $75,538
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number           Name

1           28-03192                       Davis Hamilton Jackson & Assoc. L.P.

2           28-03586                       PPM America, Inc.

                                                         FORM 13F
                                         US DOLLAR DENOMINATED HOLDINGS - [FUND]

------------------------------------------------------------------------------------------------------------------------------------
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            ITEM 1              ITEM 2   ITEM 3     ITEM 4     ITEM 5             ITEM 6 -            ITEM 7           ITEM 8 -
                                                                            Investment Discretion                Voting Authroity
         Name of Issue          Class TitCusip   Market Value  Shares       Sole     Shared   Other  Managers Sole   Shared    None
                                                                             A          B       C               A       B        C
------------------------------------------------------------------------------------------------------------------------------------
AFLAC Incorporated              Common  001055102         331     7,200                         X       1              7,200
AT&T Corporation                Common  001957109         474    15,000                 X                     15,000
AT&T Corporation                Common  001957109         187     5,900                         X       1              5,900
Abbott Laboratories             Common  002824100         713    16,000                 X                     16,000
Adobe Systems Inc               Common  00724F101         533     4,100                         X       1              4,100
Aetna Inc.                      Common  008117103         584     9,100                         X       2              9,100
Agilent Technologies Inc        Common  00846U101         327     4,431                         X       1              4,431
Air Products & Chemicals        Common  009158106         493    16,000                 X                     16,000
Allergan Inc.                   Common  018490102         447     6,000                         X       1              6,000
American Financial Group        Common  025932104         270    10,900                         X       2             10,900
American General Corp           Common  026351106         543     8,900                         X       2              8,900
American Home Products          Common  026609107         823    14,000                 X                     14,000
American Int'l Group            Common  026874107       1,175    10,000                 X                     10,000
American Power Conversion       Common  029066107         343     8,400                         X       1              8,400
Anheuser-Busch Cos.             Common  035229103         426     5,700                         X       1              5,700
Apache Corporation              Common  037411105         471     8,000                         X       1              8,000
Applied Materials, Inc.         Common  038222105         335     3,700                         X       1              3,700
Ashland, Inc.                   Common  044204105         508    14,500                         X       2             14,500
Automatic Data Processing       Common  053015103         429     8,000                 X                      8,000
BJ Services Company             Common  055482103         406     6,500                         X       1              6,500
Bank of America Corp            Common  060505104         393     9,136                 X                      9,136
Bank of America Corp            Common  060505104         499    11,600                         X       2             11,600
Bell Atlantic Corporation       Common  077853109         381     7,500                         X       2              7,500
BellSouth Corporation           Common  079860102         409     9,600                         X       2              9,600
Berkshire Hathaway - B          Common  084670207         276       157                 X                        157
Best Buy Company Inc            Common  086516101         316     5,000                         X       1              5,000
Broadwing Inc                   Common  111620100         236     9,100                         X       1              9,100
Brunswick Corporation           Common  117043109         333    20,100                         X       2             20,100
Burlington No Santa Fe          Common  12189T104         482    21,000                         X       2             21,000
CIGNA Corp.                     Common  125509109         561     6,000                         X       2              6,000
CSX Corporation                 Common  126408103         549    25,900                         X       2             25,900
Cardinal Health, Inc.           Common  14149Y108         355     4,800                         X       1              4,800
CenturyTel Inc                  Common  156700106         437    15,200                         X       2             15,200
Charter One Financial Inc       Common  160903100         639    27,800                         X       2             27,800
Chase Manhattan Corp            Common  16161A108         511    11,100                         X       2             11,100
Chevron Corporation             Common  166751107         263     3,100                         X       2              3,100
Chubb Corp.                     Common  171232101         572     9,300                         X       1              9,300
Cisco Systems Inc               Common  17275R102       1,150    18,100                         X       1             18,100
Citigroup Inc                   Common  172967101         684    11,350                         X       1             11,350
Clear Channel Communicat.       Common  184502102         248     3,300                         X       1              3,300
Computer Associates Int         Common  204912109         553    10,800                         X       2             10,800
Computer Sciences Corp          Common  205363104         448     6,000                 X                      6,000
Compuware Corp                  Common  205638109         446    43,000                         X       2             43,000
Comverse Technology Inc         Common  205862402         353     3,800                         X       1              3,800
Conoco Inc                      Common  208251306         174     7,900                         X       1              7,900
Conoco Inc - Class B            Common  208251405         211     8,596                 X                      8,596
Cooper Industries, Inc.         Common  216669101         420    12,900                         X       2             12,900
Dell Computer Corp.             Common  247025109         468     9,500                         X       1              9,500
Delphi Automotive Systems       Common  247126105         492    33,800                         X       2             33,800


Walt Disney Company             Common  254687106         582    15,000                 X                     15,000
Walt Disney Company             Common  254687106         590    15,200                         X       1             15,200
Du Pont (E.I.) de Nemours       Common  263534109         179     4,086                 X                      4,086
EMC Corporation                 Common  268648102         685     8,900                         X       1              8,900
Enron Corp                      Common  293561106         439     6,800                         X       1              6,800
Exxon Mobil Corp                Common  30231G102         942    12,000                 X                     12,000
Exxon Mobil Corp                Common  30231G102         628     8,000                         X       1              8,000
FNMA                            Common  313586109         522    10,000                 X                     10,000
FNMA                            Common  313586109         282     5,400                         X       1              5,400
Federated Dept. Stores          Common  31410H101         594    17,600                         X       2             17,600
First Data Corp                 Common  319963104         605    12,200                         X       1             12,200
Fiserv, Inc.                    Common  337738108         973    22,500                 X                     22,500
FirstEnergy Corp                Common  337932107         545    23,300                         X       2             23,300
Ford Motor Company              Common  345370100         490    11,400                         X       2             11,400
Forest Laboratories Inc.        Common  345838106         566     5,600                         X       1              5,600
Fort James Corporation          Common  347471104         421    18,200                         X       2             18,200
Fortune Brands Inc              Common  349631101         434    18,800                         X       2             18,800
Franklin Resources Inc          Common  354613101         380    12,500                         X       2             12,500
GPU, Inc.                       Common  36225X100         547    20,200                         X       2             20,200
GTE Corporation                 Common  362320103         510     8,200                         X       2              8,200
General Electric Company        Common  369604103       1,590    30,000                 X                     30,000
General Electric Company        Common  369604103       1,447    27,300                         X       1             27,300
General Motors Corp.            Common  370442105         372     6,400                         X       2              6,400
HCA - The Healthcare Co         Common  404119109         580    19,100                         X       2             19,100
Hartford Financial Svcs         Common  416515104         543     9,700                         X       2              9,700
Hewlett-Packard Company         Common  428236103         512     4,100                         X       1              4,100
ITT Industries, Inc.            Common  450911102         416    13,700                         X       2             13,700
Intel Corp                      Common  458140100         989     7,400                         X       1              7,400
IBM Corp                        Common  459200101         822     7,500                 X                      7,500
Intimate Brands Inc             Common  461156101         281    14,240                         X       1             14,240
Johnson & Johnson               Common  478160104         815     8,000                 X                      8,000
Johnson & Johnson               Common  478160104         693     6,800                         X       1              6,800
K mart Corporation              Common  482584109         549    80,600                         X       2             80,600
KeyCorp                         Common  493267108         568    32,200                         X       2             32,200
Estee Lauder Companies          Common  518439104         242     4,900                         X       1              4,900
Linear Technology Corp          Common  535678106         294     4,600                         X       1              4,600
Liz Claiborne, Inc.             Common  539320101         370    10,500                         X       2             10,500
Lockheed Martin Corp            Common  539830109         504    20,300                         X       2             20,300
Marsh & McLennan Cos. Inc       Common  571748102         773     7,400                         X       1              7,400
Maytag Corporation              Common  578592107         542    14,700                         X       2             14,700
Mead Corporation                Common  582834107         371    14,700                         X       2             14,700
Merck & Company Inc             Common  589331107       1,057    13,800                 X                     13,800
Merck & Company Inc             Common  589331107         498     6,500                         X       1              6,500
Mercury Interactive Corp        Common  589405109         184     1,900                         X       1              1,900
Merrill Lynch & Co., Inc.       Common  590188108       1,150    10,000                 X                     10,000
Microsoft Corporation           Common  594918104         800    10,000                         X       1             10,000
Minnesota Mining & Mfg          Common  604059105         223     2,700                         X       1              2,700
Molex Inc.                      Common  608554101         390     8,100                         X       1              8,100
Morgan St Dean Witter           Common  617446448         566     6,800                         X       1              6,800
Motorola, Inc.                  Common  620076109         320    11,000                         X       1             11,000
Nortel Networks Corp            Common  656568102         410     6,000                         X       1              6,000
Nucor Corporation               Common  670346105         514    15,500                         X       2             15,500
OM Group Inc                    Common  670872100         172     3,900                         X       1              3,900
Occidental Petroleum Corp       Common  674599105         487    23,100                         X       2             23,100


Omnicom Group Inc               Common  681919106         330     3,700                         X       1              3,700
Oracle Corporation              Common  68389X105       1,681    20,000                 X                     20,000
Oracle Corporation              Common  68389X105         866    10,300                         X       1             10,300
PPG Industries Inc.             Common  693506107         532    12,000                         X       2             12,000
Pactiv Corp                     Common  695257105         256    32,500                         X       2             32,500
Parker Hannifin                 Common  701094104         438    12,800                         X       2             12,800
Paychex, Inc.                   Common  704326107         588    14,000                         X       1             14,000
PepsiCo                         Common  713448108         489    11,000                 X                     11,000
PerkinElmer Inc                 Common  714046109         423     6,400                         X       1              6,400
Pfizer Inc.                     Common  717081103         974    20,300                         X       1             20,300
Phelps Dodge Corporation        Common  717265102         495    13,300                         X       2             13,300
Philip Morris Cos Inc           Common  718154107         688    25,900                         X       2             25,900
Phillips Petroleum Co           Common  718507106         441     8,700                         X       2              8,700
Procter & Gamble Co.            Common  742718109         281     4,900                         X       1              4,900
Providian Financial Corp        Common  74406A102         396     4,400                         X       1              4,400
Robert Half International       Common  770323103         570    20,000                         X       1             20,000
Rohm & Haas Company             Common  775371107         504    14,600                         X       2             14,600
SBC Communications, Inc.        Common  78387G103         441    10,200                 X                     10,200
SBC Communications, Inc.        Common  78387G103         554    12,800                         X       2             12,800
SBC Communications, Inc.        Common  78387G103         653    15,100                         X       1             15,100
Schlumberger Ltd.               Common  806857108         672     9,000                 X                      9,000
Sears, Roebuck & Co.            Common  812387108         427    13,100                         X       2             13,100
SouthTrust Corp                 Common  844730101         235    10,400                         X       2             10,400
Sovereign Bancorp Inc           Common  845905108         401    57,000                         X       2             57,000
Sprint Corp (PCS Group)         Common  852061506         446     7,500                         X       1              7,500
Symbol Technologies             Common  871508107         496     9,187                         X       1              9,187
TRW Inc.                        Common  872649108         521    12,000                         X       2             12,000
Texas Instruments, Inc.         Common  882508104         721    10,500                         X       1             10,500
United Technologies Corp.       Common  913017109         707    12,000                 X                     12,000
United Technologies Corp.       Common  913017109         353     6,000                         X       2              6,000
V F Corporation                 Common  918204108         533    22,400                         X       2             22,400
Viacom, Inc., Class B           Common  925524308         750    11,000                         X       1             11,000
Visteon Corp                    Common  92839U107          18     1,493                         X       2              1,493
Vodafone Airtouch plc ADR       Common  92857T107         829    20,000                 X                     20,000
Wal-Mart Stores Inc             Common  931142103         651    11,300                         X       1             11,300
Washington Mutual Inc           Common  939322103         624    21,600                         X       2             21,600
Waters Corp                     Common  941848103         562     4,500                         X       1              4,500
Wells Fargo Company             Common  949746101         698    18,000                 X                     18,000
Xerox Corp                      Common  984121103         467    22,500                         X       2             22,500
Amdocs Ltd                      Common  G02602103         192     2,500                         X       1              2,500


Total Items                         143                75,538